        AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 15, 1999
                                                       FILE NO. 33-45671
                                                       FILE NO. 811-6557

                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                      FORM N-1A

                          REGISTRATION STATEMENT UNDER THE
                                SECURITIES ACT OF 1933           / /
                           POST-EFFECTIVE AMENDMENT NO. 27       /X/
                                         AND


                          REGISTRATION STATEMENT UNDER THE
                           INVESTMENT COMPANY ACT OF 1940        / /
                                   AMENDMENT NO. 29                        /X/


                                  STI CLASSIC FUNDS
                  (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                   2 OLIVER STREET
                             BOSTON, MASSACHUSETTS 02109
                  (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

           REGISTRANT'S TELEPHONE NUMBER INCLUDING AREA CODE (800) 342-5734

                                      MARK NAGLE
                             C/O SEI INVESTMENTS COMPANY
                               ONE FREEDOM VALLEY DRIVE
                               OAKS, PENNSYLVANIA 19456
                       (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                      Copies to:

RICHARD W. GRANT, ESQ.                       JOHN H. GRADY, JR., ESQ.
MORGAN, LEWIS & BOCKIUS LLP                  MORGAN, LEWIS & BOCKIUS LLP
1701 MARKET STREET                           1701 MARKET STREET
PHILADELPHIA, PA 19103                       PHILADELPHIA, PA 19103

Title of Securities Being Registered . . . . . . . .Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box)
               Immediately upon filing pursuant to paragraph (b), or
     -----
               On [date] pursuant to paragraph (b), or
     -----
               60 days after filing pursuant to paragraph (a) or
     -----
               75 days after filing pursuant to paragraph (a) or
     -----
       X       On May 1, 1999 pursuant to paragraph (a) of Rule 485.
     -----

S

STI CLASSIC FUNDS
                                CROSS REFERENCE SHEET
                             POST-EFFECTIVE AMENDMENT #27

N-1A ITEM NO.                                LOCATION
-------------                                --------
PART A
 Item 1.  Cover Page                         Cover Page
 Item 2.  Synopsis                           Expense Summary
 Item 3.  Condensed Financial Information    *
 Item 4.  General Description of Registrant  Funds and Investment Objectives;
                                                  Investment Policies and
                                                  Strategies; General Investment
                                                  Policies and Strategies;
                                                  Investment Risks; Investment
                                                  Limitations

 Item 5.  Management of the Fund             Board of Trustees; Investment
                                                  Advisor; Distribution;
                                                  Administration
 Item 5a. Management's Discussion of Fund    *
           Performance
 Item 6.  Capital Stock and Other                 Voting Rights; Shareholder
           Securities                                  Inquiries; Dividends and
                                                       Distributions; Tax
                                                       Information
 Item 7.  Purchase of Securities Being       Cover Page; Purchase of Fund
           Offered                                Shares; Redemption of Fund
                                                  Shares
 Item 8.  Redemption or Repurchase           Purchase of Fund Shares;
                                                  Redemption of Fund Shares;
                                                  Distribution
 Item 9.  Pending Legal Proceedings          *

PART B - ALL FUNDS
 Item 10.  Cover Page                        Cover Page
 Item 11.  Table of Contents                 Table of Contents
 Item 12.  General Information and History   The Trust
 Item 13.  Investment Objectives and         Description of Permitted
             Policies                             Investments; Investment
                                                  Limitations
 Item 14.  Management of the Registrant      Trustees and Officers of the Trust;
                                                  The Administrator
 Item 15.  Control Persons and Principal     Trustees and Officers of the Trust
             Holders of Securities
 Item 16.  Investment Advisory and Other     Investment Advisor; The
             Services                             Administrator; The
                                                  Distributor; Legal Counsel
                                                  (Prospectus); Independent
                                                  Auditors (Prospectus); Experts
 Item 17.  Brokerage Allocation              Fund Transactions

 Item 18.  Capital Stock and Other           Description of Shares
             Securities
 Item 19.  Purchase, Redemption, and         Purchase and Redemption of Shares;
             Pricing of Securities Being          Determination of Net Asset
             Offered                              Value
 Item 20.  Tax Status                        Taxes
 Item 21.  Underwriters                      The Distributor
 Item 22.  Calculation of Yield Quotations   Computation of Yield; Calculation
                                             of Total Return
 Item 23.  Financial Statements              *

PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

*  Not applicable

                 CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
                               MONEY MARKET FUND

                        INVESTMENT ADVISOR TO THE FUNDS:
                        TRUSCO CAPITAL MANAGEMENT, INC.

    The STI Classic Funds (the "Trust") is a mutual fund that offers shares in a number of separate investment portfolios. This Prospectus sets forth concisely the information about the Corporate Trust Shares of the Classic Institutional U.S. Treasury Securities Money Market Fund (the "Fund"). THE CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND SEEKS TO MANAGE ITS INVESTMENTS IN A MANNER CONSISTENT WITH THE CRITERIA FOR OBTAINING AN Aaa RATING BY MOODY'S INVESTORS SERVICE AND/OR AN AAA RATING BY STANDARD & POOR'S CORPORATION. Investors are advised to read this Prospectus and retain it for future reference.

    A Statement of Additional Information relating to the Corporate Trust Shares of the Fund dated the same date as this Prospectus has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456 or by calling 1-800-874-4770. The Statement of Additional Information is incorporated into this Prospectus by reference.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT A MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

    THE TRUST'S SHARES ARE NOT SPONSORED, ENDORSED, OR GUARANTEED BY, AND DO NOT CONSTITUTE OBLIGATIONS OR DEPOSITS OF, THE ADVISOR OR ANY OF ITS AFFILIATES OR CORRESPONDENTS INCLUDING SUNTRUST BANKS, INC., ARE NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

MAY 1, 1999

2








                     (THIS PAGE INTENTIONALLY LEFT BLANK)

3

No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the Trust's Statement of Additional Information in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or SEI Investments Distribution Co. (the "Distributor"). This Prospectus does not constitute an offering by the Trust or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

     Corporate Trust Shares of the Classic Institutional U.S. Treasury Securities Money Market Fund are offered and sold only to accounts of various banking subsidiaries of SunTrust Banks, Inc. ("Shareholders").

                               TABLE OF CONTENTS

Expense Summary......................          4
The Trust............................          6
The Fund and Its Investment
 Objectives..........................          6
Investment Policies and Strategies...          6
General Investment Policies and
 Strategies..........................          7
Investment Risks.....................          7
Investment Limitations...............          8
Performance Information..............          9
Purchase of Fund Shares..............          9
Redemption of Fund Shares............         10
Dividends and Distributions..........         10
Tax Information......................         11
STI Classic Funds Information........         12
The Trust............................         12
Board of Trustees....................         12
Investment Advisor...................         12
Banking Laws.........................         13
Distribution.........................         13
Administration.......................         14
Transfer Agent and Dividend
 Disbursing Agent....................         14
Custodian............................         14
Legal Counsel........................         14
Independent Public Accountants.......         14
Other Information....................         14
Voting Rights........................         14
Reporting............................         15
Shareholder Inquiries................         15
Description of Permitted
 Investments.........................         15
Appendix.............................        A-1

4

                                EXPENSE SUMMARY

Below is a summary of the estimated annual operating expenses for Corporate Trust Shares of the Fund. A hypothetical example based on the summary is also shown. Actual expenses may vary.

ANNUAL OPERATING EXPENSES
(as a percentage of average net assets)



----------------------------------------------------------------------------------------------------------
Management Fees (after voluntary reductions)(1).............                            .14%
All Other Expenses (after voluntary reductions)(2)..........                            .31%
----------------------------------------------------------------------------------------------------------
Total Operating Expenses (after voluntary reductions)(3)....                            .45%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

(1) The Advisor is waiving, on a voluntary basis, a portion of its fee from the Fund. The Advisor reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers and reimbursements, Advisory Fees for the Fund would be .20%. See "Investment Advisors." A person that purchases shares through an account with a financial institution may be charged separate fees by the financial institution.

(2) The Administrator is waiving, on a voluntary basis, a portion of its fee from the Fund. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waivers and reimbursements, Other Expenses for the Fund would be .33%.

(3) Absent the voluntary waivers described above, Total Operating Expenses for the Fund would be .53%


-------------------------------------------------------------------------------------------------------------------------
An investor would pay the following expenses on a $1,000 investment assuming: (1) a 5% annual return and (2) redemption at the end of each time period:
    One Year.......................................................                                  $  5
    Three Years....................................................                                    14
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

THE EXAMPLE IS BASED UPON THE ESTIMATED TOTAL OPERATING EXPENSES OF THE FUND AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust.

5

THE TRUST

STI CLASSIC FUNDS (the "Trust") is an open-end management investment company that provides a convenient and economical means of investing in several professionally managed portfolios of securities. The Trust currently offers units of beneficial interest ("shares") in a number of separate Funds. This Prospectus relates to the Corporate Trust Shares of the Classic Institutional U.S. Treasury Securities Money Market Fund (the "Fund") described below.

THE FUND AND ITS INVESTMENT OBJECTIVES

THE FUND seeks to provide as high a level of current income as is consistent with preservation of capital and liquidity by investing exclusively in bills, notes and bonds issued by the U.S. Treasury and repurchase agreements ("U.S. Treasury obligations") with approved dealers collateralized by U.S. Treasury obligations.

It is a fundamental policy of the Fund to use its best efforts to maintain a constant net asset value of $1.00 per share. There can be no assurance that the Fund will achieve its investment objective or maintain a net asset value of $1.00 per share on a continuous basis.

The Fund intends to comply with federal regulations applicable to money market funds using the amortized cost method for calculating net asset value, which require the Fund to invest only in U.S. dollar denominated obligations, to maintain an average maturity on a dollar-weighted basis of 90 days or less and to acquire eligible securities that present minimal credit risk and have a maturity of 397 days or less. The Fund seeks to manage its investments in a manner consistent with the criteria for obtaining an Aaa rating by Moody's Investors Service ("Moody's") and/or an AAA rating by Standard & Poor's Corporation ("S&P"). These requirements will also limit the Fund's ability to generate high current income. For a further discussion of these rules, see "Description of Permitted Investments."

INVESTMENT POLICIES AND STRATEGIES

6

The Fund will invest exclusively in U.S. Treasury obligations and any repurchase agreements with dealers will be selected pursuant to guidelines adopted by the Trust's Board of Trustees and collateralized by U.S. Treasury obligations.

The Fund, however, seeks to invest exclusively in securities that would qualify to be rated in the highest ratings category of an NRSRO, such as S&P or Moody's. As a result, the Fund's ability to maintain an average dollar-weighted portfolio maturity to the maximum extent permitted by Rule 2a-7 will be limited, and the Fund's performance may be affected adversely.

GENERAL INVESTMENT POLICIES AND STRATEGIES

In the event that a security owned by the Fund is downgraded below the stated rating categories, the Advisor will review and take appropriate action with regard to the security.

The Fund may engage in securities lending and will limit such practice to 66 1/3% of its total assets. The Fund may not purchase additional securities while its outstanding borrowings exceed 5% of its assets.

It is a non-fundamental policy of the Fund to invest no more than 10% of its net assets in illiquid securities. An illiquid security is a security which cannot be disposed of in the usual course of business within seven days at a price approximating its carrying value. Rule 144A securities and Section 4(2) commercial paper that meet the criteria established by the Board of Trustees of the Trust may be considered liquid.

For additional information regarding permitted investments, see "Description of Permitted Investments" in this Prospectus and in the Statement of Additional Information.

INVESTMENT RISKS

7

GOVERNMENT SECURITIES

Guarantees of the Fund's securities by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of the Fund's shares.

ZERO COUPON OBLIGATIONS

The Fund may invest, subject to its investment objective and policies, in zero coupon obligations. Zero coupon obligations are sold at original issue discount and do not make periodic payments. Zero coupon obligations may be subject to greater fluctuations in value due to interest rate changes than interest bearing obligations. The Fund will be required to include the imputed interest in zero coupon obligations in its current income. Because the Fund distributes all of its net investment income to Shareholders, the Fund may have to sell portfolio securities to distribute the income attributable to these obligations and securities at a time when the Advisor would not have chosen to sell such obligations or securities.

INVESTMENT LIMITATIONS

The following investment limitations constitute fundamental policies of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer; provided, however, that the Fund may invest up to 25% of its assets in "first tier" securities of a single issuer for a period of up to three business days.

2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more

8

issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, repurchase agreements involving such securities.

The foregoing percentages will apply at the time of the purchase of a security.

Additional investment limitations are set forth in the Statement of Additional Information.

PERFORMANCE INFORMATION

From time to time the Fund may advertise its "current yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "current yield" of the Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

PURCHASE OF FUND SHARES

Corporate Trust Shares of the Fund are offered and sold only to accounts of various banking subsidiaries of SunTrust Banks, Inc. which are administered by the Corporate Trust Division of SunTrust Banks, Inc. ("SunTrust"). Corporate Trust Shares are sold without a sales charge. There is no minimum investment required. Corporate Trust Shares will be held of record by SunTrust, although customers may have or be given the right to vote the shares depending upon the terms of their relationship with SunTrust. Confirmations of share purchases and redemptions will be sent to SunTrust as the shareholder of record.

Corporate Trust Shares may be purchased on days on which the New York Stock Exchange is open for business (a "Business Day"). However, shares cannot be purchased or redeemed for same day settlement on days the Federal Reserve is closed.

9

Purchase orders for the Fund will be effective as of the Business Day received by Federated Services Company (the "Transfer Agent") and eligible to receive dividends declared the same day if the Transfer Agent receives the order before 1:00 p.m. Eastern time, and the Custodian receives federal funds before 4:00 p.m. Eastern time on such day. Otherwise, purchase orders for the Fund will be effective the next Business Day provided the Custodian receives readily available funds before 4:00 p.m. Eastern time on the next such Business Day. The purchase price is the net asset value per share next computed after the order is received and accepted by the Trust. The net asset value per share is calculated as of the regularly scheduled close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) each Business Day based on the amortized cost method described in the Statement of Additional Information and is expected to remain constant at $1.00 per share.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or Shareholder(s).

Neither the Trust's Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions reasonably believed to be genuine. The Trust maintains procedures, including identification methods and other means, for ascertaining the identity of callers and authenticity of instructions.

REDEMPTION OF FUND SHARES

An order to redeem shares must be transmitted to the Transfer Agent by SunTrust as the record owner of shares. SunTrust may establish procedures for their customers to request redemption of shares held in their account with SunTrust. Customers should contact SunTrust for information concerning these procedures.

Redemption orders must be received by the Transfer Agent on a Business Day before 1:00 p.m. Eastern time. Redemption orders received after the time noted above will be executed the following day. The Trust reserves the right to wire redemption proceeds within five Business Days after receiving the redemption orders if, in the judgment of the Advisor, an earlier payment could adversely impact the Fund.

The Trust intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in liquid portfolio securities with a market value equal to the redemption price. In such circumstances, an investor may incur brokerage costs in converting such securities to cash.

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income (exclusive of capital gains) of the Fund are declared on each Business Day to Shareholders at the close of business on the day of declaration. Net income for dividend purposes consists of: (i) interest accrued and original issue discount earned on the Fund's assets,
(ii) plus the amortization of market discount and minus the amortization of market premium on such assets, (iii) less accrued expenses directly attributable to the Corporate Trust Shares of the Fund, the general expenses of the Fund prorated to the Corporate Trust Shares on the basis of relative net assets, and the general expenses of the Trust prorated to the Fund on the basis of its relative net assets. Shares begin earning dividends on the Business Day the purchase order is effective and continue earning dividends through and including the Business Day before the redemption order is effective. Dividends are

10

paid within ten Business Days after the end of each month in the form of additional shares of the same Fund unless the Shareholder has elected prior to the date of distribution to receive payment in cash. Such election, or any revocation thereof, must be made in writing at least 15 days prior to the date of distribution to the Transfer Agent and will become effective with respect to dividends paid after its receipt. Dividends are paid within ten Business Days after a Shareholder's complete redemption of its shares in a Fund.

TAX INFORMATION

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for federal tax purposes, and is not combined with the Trust's other Funds. The Fund intends to qualify for the special tax treatment afforded regulated investment companies by the Internal Revenue Code of 1986, as amended (the "Code"), so that it will be relieved of federal income tax on that part of its net investment income and net capital gains (the excess of long-term capital gains over net short-term capital loss) which is distributed to Shareholders. The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gains) to Shareholders. Dividends from net investment income will be taxable to Shareholders that are subject to income tax as ordinary income whether received in cash or in additional shares. The Fund will make annual reports to Shareholders of the federal income tax status of all distributions. Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by the Shareholders on December 31, of that year, if paid by the Fund any time during the following January.

Income received on direct U.S. obligations is exempt from tax at the state level when received directly by the Fund and may be exempt, depending on the state, when received by a Shareholder provided certain state specific conditions are satisfied. Not all states permit such income dividends to be tax-exempt and some require that a certain minimum percentage of an investment company's income be derived from state tax-exempt interest. The Fund will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular states.

A sale, exchange or redemption of Fund shares is a taxable event to the Shareholder.

11

STI CLASSIC FUNDS INFORMATION

THE TRUST

The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of the Fund. All consideration received by the Trust for shares of the Fund and all assets of the Fund belong to that Fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

BOARD OF TRUSTEES

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described below, certain companies provide essential management services to the Trust.

INVESTMENT ADVISOR

Trusco Capital Management, Inc. ("Trusco") serves as the Advisor to the Fund. As of _________, Trusco had approximately $___ billion in assets under management. The principal business address of Trusco is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"), a bank holding company with assets of $87 billion as of December 31, 1998. SunTrust ranks among the ten largest U.S. banking companies. Total discretionary assets under management with SunTrust Banks, Inc. equalled approximately $___ billion as of ______________.

The Trust and the Advisor have entered into an advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Advisor makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program. The Advisor discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. STI CLASSIC FUNDS ARE NOT DEPOSITS, ARE NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY, AND ARE NOT ENDORSED OR GUARANTEED BY AND DO NOT CONSTITUTE OBLIGATIONS OF SUNTRUST BANKS, INC. OR ANY OF ITS AFFILIATES. INVESTMENTS IN THE FUNDS INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. RETURNS AND PRINCIPAL VALUES WILL FLUCTUATE AND SHARES AT REDEMPTION MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THERE IS NO GUARANTEE THAT ANY STI CLASSIC FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. With respect to the Fund, the Advisor may execute brokerage or other agency transactions through affiliates of the Advisor.

For the services provided and expenses incurred pursuant to the Advisory
Agreement: Trusco is entitled to receive advisory fees

12

computed daily and paid monthly at the annual rate of .20% of the average daily net assets of each Fund.

From time to time, the Advisor may waive (either voluntarily or pursuant to applicable state limitations) advisory fees payable by the Fund. Currently, the Advisor has agreed to voluntary reductions in its fees in amounts necessary to maintain the total operating expenses at the amounts set forth in the Expense Summary. Voluntary reductions of fees may be terminated at anytime.

BANKING LAWS

Banking laws and regulations, including the Glass-Steagall Act as presently interpreted by the Board of Governors of the Federal Reserve System, currently
(a) prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or its affiliates from sponsoring, organizing, controlling, or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and generally prohibit banks from underwriting securities, but (b) do not prohibit such a bank holding company or affiliate or banks generally from acting as an investment advisor, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of a customer. The Advisor believes that it may perform the services for STI Classic Funds contemplated by its Advisory Agreement described in this Prospectus without violation of applicable banking laws or regulations. However, future changes in legal requirements relating to the permissible activities of banks and their affiliates, as well as future interpretations of present requirements, could prevent the Advisor from continuing to perform services for the Funds. If the Advisor was prohibited from providing services to the Funds, the Board of Trustees would consider selecting another qualified firm. Any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions preventing a bank or its affiliates from legally sponsoring, organizing, controlling, or distributing shares of an investment company were relaxed, the Advisor, or its affiliates, would consider the possibility of offering to perform additional services for STI Classic Funds. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which the Advisor, or such affiliates, might offer to provide such services.

In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

DISTRIBUTION

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), and the Trust are parties to a distribution agreement. No compensation is paid to the Distributor for distribution services. Corporate Trust Shares of the Fund are offered and sold only to accounts administered by the Corporate Trust Division of SunTrust.

13

The Fund may execute brokerage or other agency transactions through the Distributor for which the Distributor receives compensation.

ADMINISTRATION

SEI Investments Mutual Funds Services (the "Administrator") serves as Administrator to the Trust. The Administrator provides the Trust with certain administrative services, other than investment advisory services, including regulatory reporting, all necessary office space, equipment, personnel, and facilities.

The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate as follows:

AVERAGE AGGREGATE DAILY NET ASSETS                FEE
---------------------------------------------  ---------
$1 - $1 billion                                    .12%
over $1 billion to $5 billion                      .09%
over $5 billion to $8 billion                      .07%
over $8 billion to $10 billion                     .065%
over $10 billion                                   .06%

From time to time, the Administrator may voluntarily waive all or a portion of its fee to limit the net expenses of the Fund to the amounts in the Fund's Expense Summary.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779 is the transfer agent for the shares of the Trust and dividend disbursing agent for the Trust.

CUSTODIAN

SunTrust Bank, Atlanta, c/o STI Trust & Investment Operations, Inc., 303 Peachtree Street N.E., 14th Floor, Atlanta, Georgia 30308 serves as custodian of the assets of the Fund. The custodian holds cash, securities and other assets of the Funds as required by the Investment Company Act of 1940.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants to the Trust are Arthur Andersen LLP, Philadelphia, Pennsylvania.

OTHER INFORMATION

VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote. Each Fund or class of a Fund will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

14

REPORTING

The Trust issues unaudited financial information and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

SHAREHOLDER INQUIRIES

Shareholders may contact their financial institution's representative in order to obtain information on account statements, procedures and other related information.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of the permitted investments for the Fund. Further discussion is contained in the Statement of Additional Information.

15

ILLIQUID SECURITIES -- Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with durations (or maturities) over seven days in length.

16

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The custodian will hold the security as collateral for the repurchase agreement. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral or if the Fund realizes a loss on the sale of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the Investment Company Act of 1940.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS -- Investments by a money market fund are subject to limitations imposed under regulations adopted by the Securities and Exchange Commission. Under these regulations, money market funds may only acquire obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs organizations (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and securities that have a short-term rating. In the case of taxable money market funds, investments in second tier securities are subject to the further constraints in that (i) no more than 5% of a Fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of the Fund's total assets or $1 million. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

RESTRICTED SECURITIES -- Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933 or an exemption from registration. Rule 144A securities are securities that have not been registered under the Securities Act of 1933 but which may be traded between certain institutional investors including investment companies. The Trust's Board of Trustees is responsible for developing

17

guidelines and procedures for determining the liquidity of restricted securities, and for monitoring the Advisor's implementation of the guidelines and procedures.

SECURITIES LENDING -- In order to generate additional income, the Fund may lend securities which it owns pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies equal to at least 100% of the market value of the securities lent. The Fund continues to receive interest on the securities lent while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

18

U.S. TREASURY OBLIGATIONS -- U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will segregate liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

ZERO COUPON OBLIGATIONS -- Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

STI CLASSIC FUNDS ORGANIZATIONAL OVERVIEW

*          INVESTMENT ADVISOR

           Trusco Capital Management, Inc.        50 Hurt Plaza
                                                  Suite 1400
                                                  Atlanta, GA 30303

*          DISTRIBUTOR

           SEI Investments Distribution Co.       Oaks, PA 19456

*          ADMINISTRATOR

           SEI Investments Mutual Funds
           Services                               Oaks, PA 19456

*          TRANSFER AGENT

           Federated Services Company             Federated Investors Tower
                                                  Pittsburgh, PA 15222-3779

*          CUSTODIAN

           SunTrust Bank, Atlanta                 c/o STI Trust & Investment
                                                      Operations, Inc.
                                                      303 Peachtree Street N.E.
                                                      14th Floor
                                                      Atlanta, GA 30308

*          LEGAL COUNSEL

           Morgan, Lewis & Bockius LLP            1800 M Street, N.W.
                                                  Washington, D.C. 20036

*          INDEPENDENT PUBLIC ACCOUNTANTS

           Arthur Andersen, LLP                   1601 Market Street
                                                  Philadelphia, PA 19103

                                  DISTRIBUTOR

                                SEI Investments
                                Distribution Co.

                                   PROSPECTUS

                             Corporate Trust Shares

                             CLASSIC INSTITUTIONAL
                            U.S. TREASURY SECURITIES
                               MONEY MARKET FUND

                               INVESTMENT ADVISOR
                        TRUSCO CAPITAL MANAGEMENT, INC.
                                  MAY 1, 1999


                                     [LOGO]

                                STI CLASSIC FUNDS

                               INVESTMENT ADVISOR:

                         TRUSCO CAPITAL MANAGEMENT, INC.

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's Classic Institutional U.S. Treasury Securities Money Market Fund Corporate Trust Shares prospectus dated May 1, 1999. The prospectus may be obtained through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

                                TABLE OF CONTENTS
                                                                           PAGE
THE TRUST. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-2
DESCRIPTION OF PERMITTED INVESTMENTS . . . . . . . . . . . . . . . . . . . .B-2
INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . . .B-3
INVESTMENT ADVISOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-5
THE ADMINISTRATOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-6
THE DISTRIBUTOR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .B-7
SHAREHOLDER SERVICING PLAN . . . . . . . . . . . . . . . . . . . . . . . . .B-7
TRUSTEES AND OFFICERS OF THE TRUST . . . . . . . . . . . . . . . . . . . . .B-8
PERFORMANCE INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . B-11
COMPUTATION OF YIELD . . . . . . . . . . . . . . . . . . . . . . . . . . . B-11
CALCULATION OF TOTAL RETURN. . . . . . . . . . . . . . . . . . . . . . . . B-12
PURCHASE AND REDEMPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . B-13
DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . B-13
TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-14
FUND TRANSACTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-15
TRADING PRACTICES AND BROKERAGE. . . . . . . . . . . . . . . . . . . . . . B-16
DESCRIPTION OF SHARES. . . . . . . . . . . . . . . . . . . . . . . . . . . B-17
SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . . . . . . . B-18
LIMITATION OF TRUSTEES' LIABILITY. . . . . . . . . . . . . . . . . . . . . B-18
YEAR 2000. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-18
LEGAL COUNSEL. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . B-18

May 1, 1999

THE TRUST

STI Classic Funds (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. This Statement of Additional Information relates to the Corporate Trust Shares of the Trust's Classic Institutional U.S. Treasury Securities Money Market Fund (the "Funds"), which currently offers two classes of shares.

DESCRIPTION OF PERMITTED INVESTMENTS

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. Repurchase agreements are agreements by which a person (E.G., the Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed-upon price (including principal and interest) on an agreed-upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is, in effect, secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRICTED AND ILLIQUID SECURITIES

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Permitted investments for the Funds include restricted securities. The Fund may invest up to 10% of its net assets in illiquid securities. Restricted securities, including securities eligible for re-sale under 1933 Act Rule 144A, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Fund's Advisor pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Advisor will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Advisor intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act.

SECURITIES LENDING

The Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities.
Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of the Fund's total assets taken at fair market value. The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Fund may use the Distributor or a broker-dealer affiliate of the Advisor as a broker in these transactions.

STRIPS

The Fund may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Advisor will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940, as amended, (the "1940 Act"), the Advisor will only purchase STRIPS for the Fund that have a remaining maturity of 397 days or less; therefore, the Fund currently may only purchase interest component parts of U.S. Treasury Securities. While there is no limitation on the percentage of the Fund's assets that may be comprised of STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing Shareholders' redemption rights and of deviations in the value of shares of the Fund.

INVESTMENT LIMITATIONS

The following are fundamental policies of the Fund and cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.

The term "a majority of the outstanding shares" of the Fund means the vote of the lesser of (i) 67% or more of the shares of such Fund present at a meeting, if the holders of more than 50% of the outstanding shares of such Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of such Fund.

The Fund may not:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of the Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) the Fund may enter into repurchase agreements, and (c) the Fund may engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts and interests in a pool of securities that are secured by interests in real estate. However, subject to their permitted investment spectrum, the Fund may invest in companies which invest in real estate commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

9. Purchase securities of other investment companies except for money market funds and CMOs and REMICs deemed to be investment companies and then only as permitted by the 1940 Act and the rules and regulations thereunder. Under these rules and regulations, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of the Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

The Fund may not purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 10% of its net assets would be invested in illiquid securities.

The foregoing percentages, except with respect to holding illiquid securities, will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISOR

The Trust and Trusco Capital Management, Inc. (the "Advisor") have entered into an advisory agreement (the "Advisory Agreement"). The Advisor is an indirect wholly-owned subsidiary of SunTrust Banks, Inc. ("SunTrust"). SunTrust is a bank holding company with assets of $87 billion as of December 31, 1998. The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its Shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Fund (including amounts payable to the Advisor but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Advisor and/or the Administrator will bear the amount of such excess. The Advisor will not be required to bear expenses of the Trust to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to each Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

For the fiscal years ended May 31, 1998 and 1997, the Fund paid the following advisory fee:

--------------------------------------------------------------------------------
                                     FEES PAID         FEES WAIVED OR REIMBURSED
              FUND            --------------------------------------------------
                                  1998      1997          1998         1997
--------------------------------------------------------------------------------
Classic Institutional U.S.     $  11,328     $0        $197,908     $  18,255
Treasury Securities Money
Market Fund
--------------------------------------------------------------------------------

BANKING LAWS

Current interpretations of federal banking laws and regulations:
- prohibit SunTrust and the Advisor from sponsoring, organizing, controlling, or distributing the Fund's shares; but
- do not prohibit SunTrust or the Advisor generally from acting as an investment advisor, transfer agent, or custodian to the Fund or from purchasing Fund shares as agent for and upon the order of a customer.

The Advisor believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent the Advisor from continuing to perform services for the Trust. If this happens, the Board of Trustees would consider selecting other qualified firms. Shareholders would approve any new investment advisory agreements would be subject to Shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, the Advisor, or its affiliates, would consider performing additional services for the Trust. We cannot predict whether these changes will be enacted. We also cannot predict the terms that the Advisor, or its affiliates, might offer to provide additional services.


THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator"), are parties to an administration agreement (the "Administration Agreement") dated May 29, 1995. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI

Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, Morgan Grenfell Investment Trust, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and Alpha Select Funds.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust have entered into a distribution agreement (the "Distribution Agreement") dated May 29, 1992. The Distributor will receive no compensation for distribution of Shares.

The Distribution Agreement is renewable annually and may be terminated by the Distributor, the Qualified Trustees (as defined in the Distribution Agreement), or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party.

SHAREHOLDER SERVICING PLAN

The Fund has adopted a shareholder servicing plan for Corporate Trust Shares (the "Service Plan"). Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing divident options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing divident payments. Under the Service plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the Securities and Exchange Commission ("SEC") by the Office of the Comptroller of the Currency, financial instituions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston
1784 Funds-Registered Trademark-, CrestFunds, Inc., CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, Morgan Grenfell Investment Trust, The Nevis Fund, Inc., Oak Associates Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Variable Trust, TIP Funds and TIP Institutional Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and, except for PBHG Advisor Funds, Inc., distributed by SEI Investments Distribution Co.


DANIEL S. GOODRUM (7/11/26) - Trustee* - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee* - President of Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rollins, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee* - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981 - 1997, Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981 - 1997, President, H & W Distribution, Inc., 1984 - 1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

T. GORDY GERMANY (11/28/25) -Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987. Member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Director, Stavros Center for Economic Education, Florida State University, 1991-present. President of Florida State University, 1976-91; previous four years EVP and Chief Academic Officer. During educational career, taught at Florida State, Michigan State, Louisiana State and Southern University. Spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JESSE HALL (9/26/29) - Trustee* - Executive Vice President, SunTrust Banks, Inc., 1985-1994; Director of Crawford & Company since 1979; Member, Atlanta Estate Planning Council, 1988-1993.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

WILLIAM H. CAMMACK (11/24/29) - Trustee* - Chairman & Director, SunTrust Equitable Securities Corporation, January 1998-present. Chairman and CEO, Equitable Asset Management, Inc., December 1993-present. Chairman and CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972-January 1998.

MARK NAGLE (10/20/59) - President and Chief Executive Officer - Vice President and Controller, Funds Accounting since 1996. Vice President of the Administrator and Distributor since 1996. Vice President of Fund Accounting - BISYS Fund Services 1995-1996. Senior Vice President - Fidelity Investments 1981-1995.

TODD CIPPERMAN (2/14/66) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston & Strawn (law firm), 1991-1994.

LYDIA A. GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KATHY HEILIG (12/21/58) - Vice President and Assistant Secretary - Treasurer of SEI Investments Company since 1997. Assistant Controller of SEI Investments Company since 1995. Vice President of SEI Investments Company since 1991. Director of Taxes of SEI Investments Company, 1987-1991. Tax Manager - Arthur Anderson LLP prior to 1987.

JOSEPH M. O'DONNELL (11/13/54) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Vice President and General Counsel, FPS Services, Inc., 1993-1997.

SANDRA K. ORLOW (10/18/53) - Vice President, Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1983.

LYNDA J. STRIEGEL (10/30/48) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998.
Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI Investments, the Administrator and the Distributor since 1994. Vice President of SEI, the Administrator and the Distributor, 1992-1994.

KATHRYN L. STANTON (11/19/58) - Vice President, Assistant Secretary - Vice President, Assistant Secretary of SEI Investments, the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

CAROL ROONEY (5/8/64) - Controller, Chief Financial Officer - A Director of SEI Investments Mutual Funds Services since 1992.

RICHARD W. GRANT (10/25/45) - Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor, since 1989.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary -1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995, counsel to the Trust, Administrator and Distributor. Associate, Morgan, Lewis & Bockius LLP, 1993-1995.

--------------------
* Messrs. Looney, Goodrum, McNair, Hall and Cammack may be deemed to be an "interested person" of the Trust as defined in the 1940 Act.

The Trustees and Officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year end May 31, 1998, the Trust paid the following amounts to Trustees and Officers of the Trust:

-------------------------------------------------------------------------------------------------
                                                PENSION OR
                                                RETIREMENT    ESTIMATED
                                                 BENEFITS       ANNUAL       TOTAL COMPENSATION
                                  AGGREGATE     ACCRUED AS     BENEFITS      FROM FUND AND FUND
                                 COMPENSATION      PART OF       UPON         COMPLEX PAID TO
  NAME OF PERSON, POSITION        FROM FUND    FUND EXPENSES  RETIREMENT          TRUSTEES
-------------------------------------------------------------------------------------------------
Daniel S. Goodrum, Trustee         $15,000                                 $15,000 for service on
                                                                           two boards
-------------------------------------------------------------------------------------------------
Wilton Looney, Trustee             $14,000                                 $14,000 for service on
                                                                           two boards
-------------------------------------------------------------------------------------------------


                                      B-10

-------------------------------------------------------------------------------------------------
                                                PENSION OR
                                                RETIREMENT    ESTIMATED
                                                 BENEFITS       ANNUAL       TOTAL COMPENSATION
                                  AGGREGATE     ACCRUED AS     BENEFITS      FROM FUND AND FUND
                                 COMPENSATION      PART OF       UPON         COMPLEX PAID TO
  NAME OF PERSON, POSITION        FROM FUND    FUND EXPENSES  RETIREMENT          TRUSTEES
-------------------------------------------------------------------------------------------------
Champney A. McNair, Trustee        $17,000                                 $17,000 for service on
                                                                           two boards
-------------------------------------------------------------------------------------------------
F. Wendell Gooch, Trustee          $13,000                                 $13,000 for service on
                                                                           two boards
-------------------------------------------------------------------------------------------------
T. Gordy Germany, Trustee          $15,000                                 $15,000 for service on
                                                                           two boards
-------------------------------------------------------------------------------------------------
Dr. Bernard F. Sliger, Trustee     $15,000                                 $15,000 for service on
                                                                           two boards
-------------------------------------------------------------------------------------------------
Jesse S. Hall, Trustee             $14,000                                 $14,000 for service on
                                                                           two boards
-------------------------------------------------------------------------------------------------
Jonathan T. Walton, Trustee*       $ 3,500                                 $ 3,500 for service on
                                                                           two boards
-------------------------------------------------------------------------------------------------
William H. Cammack, Trustee        $     0                                 $     0 for service on
                                                                           two boards
-------------------------------------------------------------------------------------------------

 *Messr. Walton's compensation reflects a starting date of June 19, 1998.


PERFORMANCE INFORMATION

From time to time the Fund may advertise its performance. Performance figures are based on historical earnings and are not intended to indicate future performance.

PERFORMANCE COMPARISONS

The Fund may periodically compare its performance to other mutual funds tracked by mutual fund rating services, to broad groups of comparable mutual funds, or to unmanaged indices. These comparisons may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

COMPUTATION OF YIELD

The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Fund is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [Base Period Return + 1) TO THE POWER OF 365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The yield of this Fund fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Fund with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

CALCULATION OF TOTAL RETURN

From time to time, the Fund may advertise total return. In particular, total return will be calculated according to the following formula: P (1 + T) TO THE POWER OF n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Advisor in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliate, Trusco Capital Management, has been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI Investment's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.

ADVERTISING

From time to time, the Trust may include the names of clients of the Advisor in advertisements and/or sales literature for the Trust.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Fund may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days following holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of
redemptions.   A Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, an Advisor, the Administrator and/or the Custodian are not open for business. Investors will receive written notification at least thirty days prior to any change in the Fund's investment objective.

Certain state securities laws may require those financial institutions providing certain distribution services to the Trust to register as dealers pursuant to state law.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Corporate Trust Shares of the Fund is calculated daily by the Administrator by adding the value of securities and other assets, subtracting liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

The Fund's use of amortized cost and the maintenance of the Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Fund. Such procedures include the determination of the extent of deviation, if any, of the Fund current net asset value per share calculated using available market quotations from the Fund amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Fund incurs a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Fund in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while the Fund must annually distribute at least 90% of its investment company taxable income.

TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Fund's prospectus. No attempt is made to present a detailed explanation of the Federal tax treatment of the Fund or their Shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning.

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

FEDERAL INCOME TAX

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Fund must distribute annually to its Shareholders at least the sum of 90% of its net tax-exempt interest (the excess of its gross tax-exempt interest income over certain disallowed deductions) and of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following:
(i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RIC's and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RIC's) of any one issuer, or of two or more issuers engaged in same or similar businesses if the Fund owns at least 20% of the voting power of such issuers. Requirement (ii) no longer applies for tax years beginning after August 5, 1997.

In order to avoid the federal excise tax applicable to RIC's, the Fund intends to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its net capital gain income for the one-year period ending on October 31 of that calendar year, plus certain other amounts. The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its Shareholders.

The Fund will make annual reports to Shareholders of the Federal income tax status of all distributions.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisor will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry.
In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Advisor, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Advisor in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Advisor may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Advisor, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Advisor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.

DESCRIPTION OF SHARES

The Fund currently consists of two classes of shares: Institutional Shares and Corporate Trust Shares. Institutional Shares, which commenced operations on December 12, 1996, require a minimum initial investment of $10,000,000. Corporate Trust Shares, which are the subject of this SAI, had not yet commenced operations as of the date of this SAI. Unlike Institutional Shares, Corporate Trust Shares do not have a minimum initial investment requirement, have a higher expense ratio.

The Declaration of Trust authorizes the issuance of an unlimited number of shares and classes of shares of the Fund each of which represents an equal proportionate interest in the Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or classes of series. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisors, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

YEAR 2000

The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and the year 1900. The Trust has asked its service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and received assurances from each from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as counsel to the Trust.

                                 STI CLASSIC FUNDS
                              PART C:  OTHER INFORMATION
                           POST-EFFECTIVE AMENDMENT NO. 26

Item 23.   Exhibits:


(a) Declaration of Trust - originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(b)(1) By-Laws - originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(b)(2) Amended By-Laws - incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
(c)       Not applicable.
(d)(1) Revised Investment Advisory Agreement with Trusco Capital Management, Inc. - as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(2) Investment Advisory Agreement with American National Bank and Trust Company - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(3) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A. - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(4) Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.
(e) Distribution Agreement - incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(f)       Not applicable.
(g)(1) Custodian Agreement with Trust Company Bank dated February 1, 1994 - originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(2) Custodian Agreement with the Bank of California - incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(g)(3) Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997
          - incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.
(h)(1) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 - originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession

          No. 0000912057-96-015938 on July 31, 1996.
(h)(2) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(h)(3) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation - incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.
(i) Opinion and Consent of Counsel - originally filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on May 22, 1992 and incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
(j)       Consent of Arthur Andersen, LLP is filed herewith.
(k)       Not applicable.
(l)       Not applicable.
(m)(1)    Distribution Plan - Investor Class - incorporated by reference to
          Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(m)(2) Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(n)       Not applicable.
(o) Rule 18f-3 Plan - incorporated by reference to Exhibit (o) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
(o)(1)    Certificate of Class Designation is filed herewith.
(p) Powers of Attorney - incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.


Item 24.   Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.


Item 25.   Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.   Business and Other Connections of Investment Advisors:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of each Advisor is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                                   Name of                       Connection with
     Name                          Other Company                 Other Company
     ----                          -------------                 -------------

STI CAPITAL MANAGEMENT, N.A.

E. Jenner Wood III                 SunTrust Banks, Inc.               --
Director

Hunting F. Deutsch                 SunTrust Bank, Orlando             --
Director

Anthony R. Gray                         --                            --
Chairman & Chief Investment Officer

James R. Wood                           --                            --
President

Elliott A. Perny                        --                            --
Executive Vice President

Stuart F. Van Arsdale                   --                            --
Senior Vice President

Jonathan D. Rich                        --                            --
Director

Larry M. Cole                           --                            --
Senior Vice President

L. Earl Denney                          --                            --
Executive Vice President

Ronald Schwartz                         --                            --
Senior Vice President

Andre B.Prawato                         --                            --
Senior Vice President

Edward J. Dau                           --                            --
Senior Vice President

James K. Wood                           --                            --
Senior Vice President

                                   Name of                       Connection with
     Name                          Other Company                 Other Company
     ----                          -------------                 -------------

Mills A. Riddick                        --                            --
Senior Vice President

Christopher A. Jones                    --                            --
Senior Vice President

David E. West                           --                            --
Vice President

Brett L. Barner                         --                            --
Senior Vice President

TRUSCO CAPITAL MANAGEMENT, INC.

Douglas S. Phillips                     --                            --
President

Paul L. Robertson, III                  --                            --
Secretary/Treasurer

E. Jenner Wood                     SunTrust Banks, Inc.          Director
Director

Donald W. Thurmond                 SunTrust Bank, Atlanta        Director
Director

Bob M. Farmer                           --                            --
Vice President

M. Elizabeth (Beth) Wines               --                            --
Vice President

Charles Arnold, Jr.                     --                            --
Senior Vice President

James R. Dillon, Jr.                    --                            --
First Vice President

James P. Foster                         --                            --
Vice President

Mark D. Garfinkel                       --                            --
Vice President

Robert (Bob) G. Goggin                  --                            --
Vice President

                                   Name of                       Connection with
     Name                          Other Company                 Other Company
     ----                          -------------                 -------------

Joe E. Ransom                           --                       --
Vice President

George D. Smith, Jr.                    --                       --
Vice President

Jonathan Mote                           --                       --
Vice President

Charles B. Leonard                      --                       --
First Vice President

Mary F. Cernilli                        --                       --
Vice President

Garrett P. Smith                        --                       --
Vice President

Gregory L. Watkins                      --                       --
Vice President

David S. Yealy                          --                       --
Vice President

Robert J. Rhoades                       --                       --
Senior Vice President

Kar Ming Leong                          --                       --
Vice President

Stephen M. Yarbrough                    --                       --
Vice President

Celia S. Stanley                        --                       --
Vice President

Rebekah R. Alley                        --                       --
Vice Presiden

SUNTRUST BANK, ATLANTA

Robert R. Long                     SunTrust Banks of       Chairman of the Board
Chairman of the Board and          Georgia, Inc.
President

Ronald S. Crowding                      --                 Executive Vice
Executive Vice President                                   President

                                   Name of                       Connection with
     Name                          Other Company                 Other Company
     ----                          -------------                 -------------

Charles B. Ginden                       --                            --
Executive Vice President

William H. Rogers, Jr.                  --                            --
Executive Vice President

Donald Wayne Thurmond                   --                            --
Executive Vice President

Dr. William M. Chase               Emory University              President
Director

 Gaylord O. Coan                   Gold Kist, Inc.               CEO
Director  .


A.D. Correll                       Georgia-Pacific Corporation   Chairman & CEO
Director

R.W. Courts, II                    Atlantic Realty Company       President
Director

A.W. Dahlberg                      The Southern Company          President,
Director                                                         Chairman &
                                                                 CEO

L. Phillip Humann                  SunTrust Banks, Inc.          President,
Director                           Services Corporation          Chairman & CEO

William B. Johnson                 The Ritz Carlton Hotel        Chairman of the
Director                                                         Board

J. Hicks Lanier                    Oxford Industries, Inc.       Chairman of the
DirectorDirector                                                 Board
                                                                    & President
                                   Pinehill Development Co.      30% owner

Joseph L. Lanier, Jr.              Dan River, Inc.               Chairman of the
Director                                                         Board Chairman


Larry L. Prince                    Genuine Parts Company         Chairman of the
Director                                                             Board

R. Randall Rollins                 Rollins, Inc.                 Chairman of the
Director                                                             Board
                                   Lor, Inc.                     Director
                                   Maran, Inc.                   Director
                                   Gutterworld, Inc.             Director
                                   Dabora, Inc.                  Director &
                                                                     Secretary
                                   Simpson, Nance & Graham       Director
                                   Auto Parts Wholesale, Inc.    Director

                                   Name of                       Connection with
     Name                          Other Company                 Other Company
     ----                          -------------                 -------------

                                   Global Expanded Metal, Inc.   Director
                                   Rollins Holding Co.           Director
                                   Rol, Ltd.                     Partner
                                   Rollins Investment Fund       Partner
                                   Energy Partners               Partner
                                   Petro Partnership             Partner
                                   The Piedmont Investment Group Director
                                   WRG, Ltd.                     Partner
                                   Rollins, Inc.                 Chairman
                                   RPC Energy Services, Inc.     Chairman
                                   The Mul Company               Partner
                                   Bugvac, Inc.                  Director
                                   Omnitron Int'l, Inc.          Director
                                   MRG, Ltd.                     Partner

Gerald T. Adams                         --                            --
Senior Vice President

James R. Albach                         --                            --
Group Vice President

Gay Cash                                --                            --
Vice President

Joseph B. Foley, Jr.                    --                            --
Group Vice President

Thomas R. Frisbie                       --                            --
Group Vice President

Mark Stancil                            --                            --
Group Vice President

David E. Thompson                       --                            --
Vice President

Charles C. Watson                       --                            --
Group Vice President

Dr. Mary B. Bullock                Agnes Scott College           President
Director

Larry L. Gellerstedt, III          Beers Construction Co.        Chairman
Director

John T. Glover                     Post Properties, Inc.         President
Director

M. Douglas Ivester                 The Coca-Cola Company         Chairman
Director                                                         of the Board &
                                                                 CEO

Dennis M. Love                     Printpack, Inc.               President & CEO
Director

Charles H. McTier                  Robert Woodruff Foundation    President
Director


Item 27.   Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

     SEI Daily Income Trust                       July 15, 1982
     SEI Liquid Asset Trust                       November 29, 1982
     SEI Tax Exempt Trust                         December 3, 1982
     SEI Index Funds                              July 10, 1985
     SEI Institutional Managed Trust              January 22, 1987
     SEI Institutional International Trust        August 30, 1988
     The Advisors' Inner Circle Fund              November 14, 1991
     The Pillar Funds                             February 28, 1992
     CUFUND                                       May 1, 1992
     First American Funds, Inc.                   November 1, 1992
     First American Investment Funds, Inc.        November 1, 1992
     The Arbor Fund                               January 28, 1993
     Boston 1784 Funds-Registered Trademark-      June 1, 1993
     The PBHG Funds, Inc.                         July 16, 1993
     Morgan Grenfell Investment Trust             January 3, 1994
     The Achievement Funds Trust                  December 27, 1994
     Bishop Street Funds                          January 27, 1995
     CrestFunds, Inc.                             March 1, 1995
     STI Classic Variable Trust                   August 18, 1995
     ARK Funds                                    November 1, 1995
     Huntington Funds                             January 11, 1996
     SEI Asset Allocation Trust                   April 1, 1996
     TIP Funds                                    April 28, 1996
     SEI Institutional Investments Trust          June 14, 1996
     First American Strategy Funds, Inc.          October 1, 1996
     HighMark Funds                               February 15, 1997
     Armada Funds                                 March 8, 1997
     PBHG Insurance Series Fund, Inc.             April 1, 1997
     The Expedition Funds                         June 9, 1997
     Alpha Select Funds                           January 1, 1998
     Oak Associates Funds                         February 27, 1998

     The Nevis Fund, Inc.                         June 29, 1998
     The Parkstone Group of Funds                 September 14, 1998

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                         Position and Office                           Positions and Offices
Name                     with Underwriter                              with Registrant
----                     ----------------                              ---------------
Alfred P. West, Jr.      Director, Chairman of the Board of Directors       --
Henry H. Greer           Director                                           --
Carmen V. Romeo          Director                                           --
Mark J. Held             President & Chief Operating Officer                --
Gilbert L. Beebower      Executive Vice President                           --
Richard B. Lieb          Executive Vice President                           --
Dennis J. McGonigle      Executive Vice President                           --
Robert M. Silvestri      Chief Financial Officer & Treasurer                --
Leo J. Dolan, Jr.        Senior Vice President                              --
Carl A. Guarino          Senior Vice President                              --
Larry Hutchison          Senior Vice President                              --
Jack May                 Senior Vice President                              --
Hartland J. McKeown      Senior Vice President                              --
Barbara J. Moore         Senior Vice President                              --
Kevin P. Robins          Senior Vice President & General Counsel       Vice President &
                                                                          Assistant Secretary
Patrick K. Walsh         Senior Vice President                              --
Robert Aller             Vice President                                     --
Gordon W. Carpenter      Vice President                                     --
Todd Cipperman           Vice President & Assistant Secretary          Vice President &
                                                                          Assistant Secretary
S. Courtney E. Collier   Vice President & Assistant Secretary               --
Robert Crudup            Vice President & Managing Director                 --
Barbara Doyne            Vice President                                     --
Jeff Drennen             Vice President                                     --
Vic Galef                Vice President & Managing Director                 --
Lydia A. Gavalis         Vice President & Assistant Secretary          Vice President &
                                                                          Assistant Secretary
Greg Gettinger           Vice President & Assistant Secretary               --
Kathy Heilig             Vice President                                Vice President &
                                                                          Assistant Secretary
Jeff Jacobs              Vice President                                     --
Samuel King              Vice President                                     --
Kim Kirk                 Vice President & Managing Director                 --
John Krzeminski          Vice President & Managing Director                 --
Carolyn McLaurin         Vice President & Managing Director                 --
W. Kelso Morrill         Vice President                                     --


                                         C-9

                         Position and Office                           Positions and Offices
Name                     with Underwriter                              with Registrant
----                     ----------------                              ---------------
Mark Nagle               Vice President                                President & Chief
                                                                          Executive Officer
Joanne Nelson            Vice President                                     --
Joseph M. O'Donnell      Vice President & Assistant Secretary          Vice President &
                                                                          Assistant Secretary
Sandra K. Orlow          Vice President & Secretary                    Vice President &
                                                                          Assistant Secretary
Cynthia M. Parrish       Vice President & Assistant Secretary               --
Kim Rainey               Vice President                                     --
Rob Redican              Vice President                                     --
Maria Rinehart           Vice President                                     --
Mark Samuels             Vice President & Managing Director                 --
Steve Smith              Vice President                                     --
Daniel Spaventa          Vice President                                     --
Kathryn L. Stanton       Vice President & Assistant Secretary          Vice President &
                                                                          Assistant Secretary
Lynda J. Striegel        Vice President & Assistant Secretary          Vice President &
                                                                          Assistant Secretary
Lori L. White            Vice President & Assistant Secretary               --
Wayne M. Withrow         Vice President & Managing Director                 --


Item 28.   Location of Accounts and Records:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

     SunTrust Bank, Atlanta
     25 Park Place
     P.O. Box 4418
     Atlanta, Georgia  30303

     Bank of New York
     One Wall Street
     New York, New York
     (International Equity Index Fund, International Equity Fund, Emerging Markets Equity Fund)

(b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

     SEI Investments Mutual Funds Services
     One Freedom Valley Drive
     Oaks, Pennsylvania  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisors:

     STI Capital Management, N.A.
     P.O. Box 3808
     Orlando, Florida  32802

     Trusco Capital Management
     50 Hurt Plaza, Suite 1400
     Atlanta, Georgia  30303

     SunTrust Bank, Atlanta
     25 Park Place
     Atlanta, Georgia  30303


Item 29.   Management Services:  None.


Item 30.   Undertakings:  None.


                                        NOTICE


A copy of the Agreement and Declaration of Trust for STI Classic Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended and has duly caused this Post-Effective Amendment No. 27 to Registration Statement No. 33-45671 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 11th day of March, 1999.


                            By:      /s/ Mark Nagle
                               -------------------------------------------------
                               Mark Nagle, President and Chief Executive Officer


     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


          *                        Trustee                  March 11, 1999
---------------------------------
     F. Wendell Gooch


          *                        Trustee                  March 11, 1999
---------------------------------
     Daniel S. Goodrum


          *                        Trustee                  March 11, 1999
---------------------------------
     Jesse S. Hall


          *                        Trustee                  March 11, 1999
---------------------------------
     Wilton Looney


          *                        Trustee                  March 11, 1999
---------------------------------
     Champney A. McNair


          *                        Trustee                  March 11, 1999
---------------------------------
     T. Gordy Germany


          *                        Trustee                  March 11, 1999
---------------------------------
     Bernard F. Sliger


          *                        Trustee                  March 11, 1999
---------------------------------
     Jonathan T. Walton


          *                        Trustee                  March 11, 1999
---------------------------------
     William H. Cammack


          *                        Controller,              March 11, 1999
---------------------------------  Treasurer &
     Carol Rooney                  Chief Financial Officer


     /s/ Mark Nagle                President & Chief        March 11, 1999
---------------------------------  Executive Officer
     Mark Nagle


*  By:  /s/ Kevin P. Robins
       --------------------------
       Kevin P. Robins, With Power of Attorney

                                    EXHIBIT INDEX


NUMBER    EXHIBIT

EX-99.A Declaration of Trust - originally filed with Registrant's Registration Statement on Form N-1A filed February 12, 1992 and incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.B1 By-Laws - originally filed with Registrant's Pre-Effective Amendment No. 1 filed April 23, 1992 and incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.B2 Amended By-Laws - incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
EX-99.C   Not applicable.
EX-99.D1 Revised Investment Advisory Agreement with Trusco Capital Management, Inc. - as originally filed with Registrant's Post-Effective Amendment No. 5 filed August 2, 1993 and incorporated by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.D2 Investment Advisory Agreement with American National Bank and Trust Company - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and as Exhibit 5(d) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.D3 Investment Advisory Agreement with Sun Bank Capital Management, National Association (now STI Capital Management, N.A. - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and incorporated by reference to Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.D4 Investment Advisory Agreement with Trust Company Bank (now SunTrust Bank, Atlanta) - as originally filed with Registrant's Post-Effective Amendment No. 6 filed October 22, 1993 and filed herewith.
EX-99.E Distribution Agreement - incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
EX-99.F   Not applicable.
EX-99.G1 Custodian Agreement with Trust Company Bank dated February 1, 1994 - originally filed with Registrant's Post-Effective Amendment No. 13 filed September 28, 1995 and incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.G2 Custodian Agreement with the Bank of California - incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.G3 Fourth Amendment to Custodian Agreement by and between STI Trust & Investment Operations, Inc. and The Bank of New York dated May 6, 1997
          - incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 21 to the Registrant's Registration

          Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.
EX-99.H1 Transfer Agent Agreement with Federated Services Company dated May 14, 1994 - originally filed with Post-Effective Amendment No. 9 filed September 22, 1994 and incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.H2 Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.H3 Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation - incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Assession No. 0000912057-97-032207 on September 30, 1997.
EX-99.I Opinion and Consent of Counsel - originally filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on May 22, 1992 and incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.
EX-99.J   Consent of Arthur Andersen, LLP is filed herewith.
EX-99.K   Not applicable.
EX-99.L   Not applicable.
EX-99.M1  Distribution Plan - Investor Class - incorporated by reference to
          Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
EX-99.M2 Distribution and Service Agreement relating to Flex Shares dated May 29, 1995 - originally filed with Post-Effective Amendment No. 12 filed August 17, 1995 and incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
EX-99.N   Not applicable.
EX-99.O Rule 18f-3 Plan - incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-027407 on July 15, 1998.

EX-99.O1  Certificate of Class Designation - filed herewith.

EX-99.P Powers of Attorney - incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 24 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.